UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

Strategy Shares

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

US Market Rotation Strategy ETF
January 31, 2017 (Unaudited)
Portfolio of Investments Summary Table

Percentage of Fair
Value
Consumer Discretionary	8.8%
Consumer Staples	6.0%
Energy	3.1%
Financials	19.5%
Health Care	2.9%
Industrials	8.6%
Information Technology	12.5%
Materials	8.9%
Exchange-Traded Fund	19.8%
Cash Equivalents	9.9%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2017, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
		Fair
Shares		Value
Common Stocks — 69.6%
Consumer Discretionary — 8.7%
381	Amazon.com, Inc. †	$313,746
4,463	Netflix, Inc. †	627,989
		941,735
Consumer Staples — 5.9%
4,499	Altria Group, Inc.	320,239
7,163	Archer-Daniels-Midland Co.	317,034
		637,273
Energy — 3.1%
2,990	Chevron Corp.	332,937
Financials — 19.2%
27,278	Bank of America Corp.	617,574
3,559	Capital One Financial Corp.	311,021
1,572	Goldman Sachs Group, Inc.	360,491
9,952	Morgan Stanley	422,860
24,774	Regions Financial Corp.	356,993
		2,068,939
Health Care — 2.9%
9,812	Pfizer, Inc.	311,335
Industrials — 8.5%
6,609	American Airlines Group	292,448
2,938	Deere & Co.	314,513
10,592	General Electric Co.	314,582
		921,543
Information Technology — 12.4%
38,070	Advanced Micro Devices, Inc. †	394,786
391	Alphabet, Inc., Class C †	311,545
2,599	Apple Computer, Inc.	315,389
7,857	Oracle Corp.	315,144
		1,336,864
Materials — 8.8%
8,927	CF Industries Holdings, Inc.	315,034
19,452	Freeport-McMoRan Copper & Gold, Inc. †	323,876
2,650	Praxair, Inc.	313,866
		952,776
Total Common Stocks (Cost $7,150,340)		$7,503,402

		Fair
Shares		Value
Exchange-Traded Funds — 19.6%
19,150	iShares Short Treasury Bond ETF	$2,113,394
Total Exchange-Traded Fund (Cost $2,113,256)		$2,113,394
Cash Equivalents — 9.7%
1,050,493	Citibank Money Market Demand Deposit	1,050,493
Total Cash Equivalents (Cost $1,050,493)		$1,050,493
Total Investments — 98.9%
(Cost $10,314,089)		$10,667,289
Other Assets less Liabilities — 1.1%		123,489

Net Assets — 100.0%		$10,790,778

†	Non-income producing security

(See Notes to Portfolio of Investments)

EcoLogical Strategy ETF
January 31, 2017 (Unaudited)
Portfolio of Investments Summary Table

Percentage of Fair
Value
Consumer Discretionary	14.4%
Consumer Staples	15.4%
Financials	22.8%
Health Care	9.5%
Industrials	13.2%
Information Technology	11.7%
Materials	2.5%
Real Estate	4.7%
Telecommunication Services	5.0%
Cash Equivalents	0.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2017, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
		Fair
Shares		Value
Common Stocks — 99.4%
Consumer Discretionary — 14.4%
4,582	Best Buy Co., Inc.	$203,991
2,000	Hasbro, Inc.	165,020
1,320	McDonald’s Corp.	161,792
2,251	NIKE, Inc., Class B	119,078
1,833	Target Corp.	118,192
1,392	Walt Disney Co.	154,025
		922,098
Consumer Staples — 15.5%
2,370	Colgate-Palmolive Co.	153,055
3,069	ConAgra Foods, Inc.	119,967
1,330	CVS Caremark Corp.	104,817
2,230	General Mills, Inc.	139,330
1,590	Hershey Co.	167,698
1,569	Procter & Gamble Co.	137,444
4,090	Unilever NV NYS	166,258
		988,569
Financials — 22.8%
2,213	AFLAC, Inc.	154,888
3,299	Bank of New York Mellon Corp.	147,564
3,370	Hartford Financial Services Group, Inc.	164,153
2,257	Marsh & McLennan Cos., Inc.	153,521
2,910	MetLife, Inc.	158,333
2,370	Royal Bank of Canada	170,332
3,971	Sun Life Financial, Inc.	156,696
3,306	Toronto-Dominion Bank	171,151
3,929	Unum Group	178,494
		1,455,132
Health Care — 9.6%
2,980	Baxter International, Inc.	142,772
519	Biogen Idec, Inc. †	143,888
1,360	Johnson & Johnson	154,020
1,051	UnitedHealth Group, Inc.	170,367
		611,047
Industrials — 13.2%
918	3M Co.	160,485
2,090	Ingersoll-Rand PLC	165,842
1,600	Siemens AG ADR	207,952
1,360	United Parcel Service, Inc., Class B	148,417
2,352	Waste Management, Inc.	163,464

		Fair
Shares		Value
Common Stocks — (Continued)
Industrials — (Continued)
		$846,160
Information Technology — 11.7%
1,122	Accenture PLC, Class A	127,762
4,604	CA, Inc.	143,967
2,665	NVIDIA Corp.	290,964
2,468	Texas Instruments, Inc.	186,433
		749,126
Materials — 2.6%
1,360	Ecolab, Inc.	163,377
Real Estate — 4.7%
6,010	Kimco Realty Corp.	149,589
3,090	Prologis, Inc.	150,946
		300,535
Telecommunication Services — 5.0%
6,980	BT Group PLC ADR	135,133
21,380	Telecom Italia SpA ADR †	184,082
		319,215
Total Common Stocks (Cost $5,541,907)		$6,355,259
Cash Equivalents — 0.9%
54,355	Citibank Money Market Demand Deposit	54,355
Total Cash Equivalents (Cost $54,355)		$54,355
Total Investments — 100.3%
(Cost $5,596,262)		$6,409,614
Liabilities less Other Assets — (0.3)%		(16,048)

Net Assets — 100.0%		$6,393,566

†	Non-income producing security

ADR — American Depositary Receipt

NYS — New York Shares

(See Notes to Portfolio of Investments)

Strategy Shares

Notes to Portfolio of Investments

January 31, 2017 (Unaudited)

1.	Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus, is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: US Market Rotation Strategy ETF (formerly the “US Equity Rotation Strategy ETF”) and EcoLogical Strategy ETF (individually referred to as a “Fund”, or collectively as the “Funds”). Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its Portfolio of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies, including FASB Accounting Standard Update ASU 2013-08. The preparation of Portfolios of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker- dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Quoted prices in active markets for identical assets.

●	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Strategy Shares

Notes to Portfolio of Investments, continued

January 31, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of January 31, 2017, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

		Total
	Level 1	Investments
US Market Rotation Strategy ETF
Common Stocks(1)	$7,503,402	$7,503,402
Exchange-Traded Funds	2,113,394	2,113,394
Cash Equivalents	1,050,493	1,050,493
Total Investments	$10,667,289	$10,667,289
EcoLogical Strategy ETF
Common Stocks(1)	$6,355,259	$6,355,259
Cash Equivalents	54,355	54,355
Total Investments	$6,409,614	$6,409,614

(1)	Please see Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended January 31, 2017. As of January 31, 2017, no securities were categorized as Level 2 or Level 3.

B.	Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date.

3.	Federal Income Taxes

As of January 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized
	Securities	Appreciation	Depreciation	Appreciation/(Depreciation)

US Market Rotation Strategy ETF	$10,526,471	$193,690	$(52,872)	$140,818
EcoLogical Strategy ETF	5,596,292	888,953	(75,631)	813,322

Strategy Shares

Notes to Portfolio of Investments, continued

January 31, 2017 (Unaudited)

Federal Income Taxes (continued)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to basis adjustments for investments in partnerships and wash sales.

4.	Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date 3/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date 3/28/17

By (Signature and Title) /s/ James Szilagyi

James Szilagyi, Treasurer

Date 3/28/17